UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5576

Name of Fund:  Merrill Lynch Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Global Allocation Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


Merrill Lynch Global Allocation Fund, Inc.


Schedule of Investments as of July 31, 2006                                                                     (in U.S. dollars)

                                              Shares
Country        Industry                         Held    Common Stocks                                                   Value
Australia -    Beverages - 0.0%            1,050,000    Coca-Cola Amatil Ltd.                                   $       5,511,621
0.9%
               Capital Markets - 0.1%        452,100    Macquarie Bank Ltd.                                            21,427,608

               Metals & Mining - 0.4%      1,000,000    BHP Billiton Ltd.                                              21,280,183
                                             470,000    Newcrest Mining Ltd.                                            6,900,695
                                             315,000    Rio Tinto Ltd.                                                 17,949,378
                                           1,000,000    Zinifex Ltd.                                                    8,084,477
                                                                                                                -----------------
                                                                                                                       54,214,733

               Oil, Gas & Consumable         200,000    Woodside Petroleum Ltd.                                         6,558,005
               Fuels - 0.1%

               Paper & Forest              1,600,000    Great Southern Plantations Ltd.                                 2,954,857
               Products - 0.0%

               Transportation              2,000,000    Macquarie Airports                                              4,720,415
               Infrastructure - 0.3%      11,500,000    Macquarie Infrastructure Group                                 23,969,900
                                           3,833,333    Sydney Roads Group (b)                                          3,025,612
                                           2,475,000    Transurban Group                                               13,427,895
                                                                                                                -----------------
                                                                                                                       45,143,822

                                                        Total Common Stocks in Australia                              135,810,646


Belgium -      Leisure Equipment &           685,128    AGFA-Gevaert NV                                                15,877,700
0.1%           Products - 0.1%

                                                        Total Common Stocks in Belgium                                 15,877,700


Brazil -       Chemicals - 0.0%              572,000    Braskem SA                                                      2,972,453
1.5%
               Commercial Banks - 0.0%        85,000    Uniao de Bancos Brasileiros SA (e)                              5,896,450

               Construction &                600,000    Obrascon Huarte Lain Brasil SA (b)                              7,171,304
               Engineering - 0.1%

               Electric Utilities - 0.1%     145,000    Cia Energetica de Minas Gerais (e)                              6,323,450

               Food & Staples            155,000,000    Cia Brasileira de Distribuicao Grupo
               Retailing - 0.0%                         Pao de Acucar                                                   4,633,249

               Food Products - 0.1%          157,000    Cosan SA Industria e Comercio (b)                              10,162,221

               IT Services - 0.1%          1,104,000    Datasul (b)                                                     8,630,950

               Internet & Catalog            218,700    Submarino SA                                                    4,118,540
               Retail - 0.0%

               Leisure Equipment &           267,700    Localiza Rent A Car SA                                          5,582,982
               Products - 0.0%

               Metals & Mining - 0.2%        700,000    Companhia Vale do Rio Doce
                                                        (Preference 'A' Shares) (e)                                    13,930,000
                                             291,000    Usinas Siderurgicas de Minas Gerais SA
                                                        (Preference 'A' Shares)                                        10,036,790
                                                                                                                -----------------
                                                                                                                       23,966,790

               Oil, Gas & Consumable         500,000    Petroleo Brasileiro SA (d)(e)                                  41,420,000
               Fuels - 0.8%                  800,000    Petroleo Brasileiro SA (d)(e)                                  73,504,000
                                                                                                                -----------------
                                                                                                                      114,924,000

               Road & Rail - 0.1%            138,000    All America Latina Logistica SA                                 9,379,811

               Software - 0.0%               376,300    Totvs SA (b)                                                    5,501,300

               Water Utilities - 0.0%        630,000    Companhia de Saneamento de Minas Gerais                         5,041,159

               Wireless                    2,500,000    Vivo Participacoes SA (d)(e)                                    6,300,000
               Telecommunication
               Services - 0.0%

                                                        Total Common Stocks in Brazil                                 220,604,659


Canada -       Insurance - 0.0%               11,400    Sun Life Financial, Inc.                                          436,392
1.4%
               Metals & Mining - 0.5%      2,100,000    Alamos Gold, Inc. (b)                                          17,279,363
                                              10,000    Alcan, Inc.                                                       457,600
                                             379,740    Barrick Gold Corp.                                             11,695,992
                                           6,385,700    Bema Gold Corp. (b)                                            36,441,287
                                           1,300,000    Kinross Gold Corp. (b)                                         15,041,000
                                                                                                                -----------------
                                                                                                                       80,915,242

               Oil, Gas & Consumable         278,600    Petro-Canada                                                   12,467,674
               Fuels - 0.3%                   18,000    Suncor Energy, Inc.                                             1,453,218
                                             300,000    Suncor Energy, Inc. (e)                                        24,315,000
                                             225,000    Talisman Energy, Inc.                                           3,828,135
                                                                                                                -----------------
                                                                                                                       42,064,027

               Road & Rail - 0.4%            846,600    Canadian Pacific Railway Ltd.                                  40,448,042
                                             250,000    Canadian Pacific Railway Ltd.                                  11,967,500
                                                                                                                -----------------
                                                                                                                       52,415,542

               Wireless                      701,400    Rogers Communications, Inc. Class B                            29,949,780
               Telecommunication
               Services - 0.2%

                                                        Total Common Stocks in Canada                                 205,780,983


Chile -        Electric Utilities - 0.0%     400,000    Enersis SA (e)                                                  4,728,000
0.0%
                                                        Total Common Stocks in Chile                                    4,728,000


China -        Automobiles - 0.0%         10,000,000    Denway Motors Ltd.                                              3,216,986
0.7%
               Electrical                 24,766,000    Shanghai Electric Group Corp.                                   9,241,937
               Equipment - 0.1%

               Food Products - 0.0%        3,984,900    Chaoda Modern Agriculture Holdings Ltd.                         2,153,654

               Industrial                  4,580,500    Beijing Enterprises Holdings Ltd.                               7,238,030
               Conglomerates - 0.1%        2,866,500    Shanghai Industrial Holdings Ltd.                               5,584,534
                                                                                                                -----------------
                                                                                                                       12,822,564

               Insurance - 0.1%              124,300    China Life Insurance Co. Ltd. (e)                               8,396,465
                                           1,725,000    Ping An Insurance Group Co. of China Ltd. (b)                   5,771,272
                                                                                                                -----------------
                                                                                                                       14,167,737

               Oil, Gas & Consumable      10,633,400    China Shenhua Energy Co. Ltd. Class H                          19,128,832
               Fuels - 0.2%               22,628,200    Yanzhou Coal Mining Co. Ltd.                                   15,927,457
                                                                                                                -----------------
                                                                                                                       35,056,289

               Road & Rail - 0.2%         58,328,600    Guangshen Railway Co. Ltd.                                     23,417,755

               Transportation              5,459,600    Hainan Meilan International Airport Co., Ltd.                   2,634,518
               Infrastructure - 0.0%

                                                        Total Common Stocks in China                                  102,711,440


Finland -      Communications                300,000    Nokia Oyj (e)                                                   5,955,000
0.3%           Equipment - 0.0%

               Electric Utilities - 0.3%   1,386,103    Fortum Oyj                                                     37,535,388

                                                        Total Common Stocks in Finland                                 43,490,388


France -       Automobiles - 0.4%            356,902    Peugeot SA                                                     18,714,798
1.8%                                         303,488    Renault SA                                                     33,133,062
                                                                                                                -----------------
                                                                                                                       51,847,860

               Commercial Banks - 0.5%       419,046    BNP Paribas                                                    40,748,976
                                             913,787    Credit Agricole SA                                             36,697,945
                                                                                                                -----------------
                                                                                                                       77,446,921

               Communications                244,500    Alcatel SA (b)(e)                                               2,757,960
               Equipment - 0.0%

               Construction &                235,580    Vinci SA                                                       23,915,454
               Engineering - 0.2%

               Diversified                   890,000    France Telecom SA                                              18,626,613
               Telecommunication
               Services - 0.1%

               Electric Utilities - 0.1%     384,719    Electricite de France                                          19,800,305

               Food & Staples                481,845    Carrefour SA                                                   30,013,469
               Retailing - 0.2%

               Oil, Gas & Consumable         643,535    Total SA                                                       43,731,242
               Fuels - 0.3%

                                                        Total Common Stocks in France                                 268,139,824


Germany -      Air Freight &                 799,065    Deutsche Post AG                                               19,762,228
1.6%           Logistics - 0.1%

               Chemicals - 0.4%              330,223    BASF AG                                                        26,553,198
                                             536,970    Bayer AG                                                       26,430,154
                                                                                                                -----------------
                                                                                                                       52,983,352

               Commercial Banks - 0.1%       130,548    Deutsche Postbank AG (d)                                        9,537,746

               Construction &                355,814    Hochtief AG                                                    18,789,428
               Engineering - 0.1%

               Industrial                    483,476    Siemens AG                                                     38,937,954
               Conglomerates - 0.3%

               Insurance - 0.2%              209,471    Allianz AG Registered Shares                                   32,874,445

               Metals & Mining - 0.2%        852,997    ThyssenKrupp AG                                                29,826,212

               Multi-Utilities - 0.2%        330,457    RWE AG                                                         29,001,069

                                                        Total Common Stocks in Germany                                231,712,434


Hong Kong -    Commercial Banks - 0.1%     1,263,659    HSBC Holdings Plc                                              22,781,229
0.8%
               Electric Utilities - 0.1%   4,499,900    Cheung Kong Infrastructure Holdings Ltd.                       13,983,926
               Industrial

               Conglomerates - 0.2%        3,500,000    Hutchison Whampoa Ltd.                                         31,931,800

               Real Estate Management      1,650,000    Cheung Kong Holdings Ltd.                                      17,877,433
               & Development - 0.4%        1,991,700    Sun Hung Kai Properties Ltd.                                   20,938,960
                                           4,000,000    Wharf Holdings Ltd.                                            14,849,606
                                                                                                                -----------------
                                                                                                                       53,665,999

                                                        Total Common Stocks in Hong Kong                              122,362,954


Hungary -      Oil, Gas & Consumable         170,228    Mol Magyar Olaj- es Gazipari Rt.                               18,852,346
0.1%           Fuels - 0.1%

                                                        Total Common Stocks in Hungary                                 18,852,346


India - 1.6%   Automobiles - 0.1%            218,000    Bajaj Auto Ltd.                                                11,528,342

               Commercial Banks - 0.1%     1,100,000    Karnataka Bank Ltd.                                             2,246,778
                                             575,000    State Bank of India Ltd.                                       10,006,309
                                                                                                                -----------------
                                                                                                                       12,253,087

               Construction                6,500,082    Gujarat Ambuja Cements Ltd.                                    14,588,887
               Materials - 0.1%

               Diversified Financial         225,000    Reliance Capital Ltd.                                           2,021,424
               Services - 0.0%

               Electric Utilities - 0.0%     300,000    Reliance Energy Ltd.                                            2,917,204

               Gas Utilities - 0.0%        5,400,000    Reliance Natural Resources Ltd. (b)                             2,377,577

               IT Services - 0.2%            585,000    Infosys Technologies Ltd.                                      20,801,047

               Oil, Gas & Consumable         300,000    Hindustan Petroleum Corp.                                       1,449,420
               Fuels - 0.7%                4,800,000    Reliance Industries Ltd.                                      100,907,216
                                                                                                                -----------------
                                                                                                                      102,356,636

               Pharmaceuticals - 0.0%        225,000    Wockhardt Ltd.                                                  1,655,606

               Road & Rail - 0.1%            470,000    Container Corp. of India                                       16,773,024

               Thrifts & Mortgage            800,000    Housing Development Finance Corp.                              20,230,241
               Finance - 0.1%

               Wireless                    5,000,000    Reliance Communication Ventures Ltd. (b)                       28,269,974
               Telecommunication
               Services - 0.2%

                                                        Total Common Stocks in India                                  235,773,049


Ireland -      Commercial Banks - 0.3%     1,547,285    Allied Irish Banks Plc                                         37,378,422
0.3%
                                                        Total Common Stocks in Ireland                                 37,378,422


Israel - 0.2%  Communications              3,115,000    ECI Telecom Ltd. (b)(e)                                        20,870,500
               Equipment - 0.1%

               Pharmaceuticals - 0.1%        300,001    Teva Pharmaceutical Industries Ltd. (e)                         9,924,033

               Software - 0.0%               227,521    Ectel Ltd. (b)(e)                                                 976,065

                                                        Total Common Stocks in Israel                                  31,770,598


Italy - 1.0%   Commercial Banks - 0.4%     2,437,068    Capitalia SpA                                                  20,433,043
                                           4,686,881    UniCredito Italiano SpA                                        36,036,368
                                                                                                                -----------------
                                                                                                                       56,469,411

               Diversified                10,733,213    Telecom Italia SpA (RNC)                                       25,873,891
               Telecommunication
               Services - 0.2%

               Electric Utilities - 0.1%   2,333,483    Enel SpA                                                       20,577,031

               Oil, Gas & Consumable       1,621,835    ENI SpA                                                        49,693,417
               Fuels - 0.3%

                                                        Total Common Stocks in Italy                                  152,613,750


Japan - 8.3%   Auto Components - 0.1%        450,000    Toyota Industries Corp.                                        18,246,166

               Automobiles - 0.4%            300,000    Honda Motor Co., Ltd.                                           9,909,556
                                           2,000,000    Suzuki Motor Corp.                                             49,023,463
                                                                                                                -----------------
                                                                                                                       58,933,019

               Beverages - 0.4%                1,450    Coca-Cola Central Japan Co., Ltd.                              12,569,581
                                           1,266,500    Coca-Cola West Holdings Co., Ltd.                              23,628,938
                                             500,000    Hokkaido Coca-Cola Bottling Co., Ltd.                           3,233,277
                                           1,350,000    Mikuni Coca-Cola Bottling Co., Ltd.                            14,073,928
                                                                                                                -----------------
                                                                                                                       53,505,724

               Building Products - 0.1%    1,250,000    Asahi Glass Co., Ltd.                                          16,046,227

               Capital Markets - 0.1%      1,250,000    Nomura Holdings, Inc.                                          22,228,776

               Chemicals - 0.4%              500,000    Shin-Etsu Chemical Co., Ltd.                                   29,012,103
                                           3,563,400    Sumitomo Chemical Co., Ltd.                                    28,212,002
                                                                                                                -----------------
                                                                                                                       57,224,105

               Commercial Banks - 0.8%     2,674,000    The Bank of Fukuoka Ltd.                                       19,955,398
                                           2,000,000    The Bank of Yokohama Ltd.                                      16,061,520
                                               1,855    Mitsubishi UFJ Financial Group, Inc.                           26,260,322
                                           2,749,600    Shinsei Bank Ltd.                                              17,179,744
                                               4,400    Sumitomo Mitsui Financial Group, Inc.                          46,908,725
                                                                                                                -----------------
                                                                                                                      126,365,709

               Construction &              1,365,000    JGC Corp.                                                      22,663,521
               Engineering - 0.4%          1,440,000    Kinden Corp.                                                   11,161,620
                                           3,750,000    Okumura Corp.                                                  19,563,508
                                                                                                                -----------------
                                                                                                                       53,388,649

               Consumer Finance - 0.1%       500,000    Credit Saison Co., Ltd.                                        21,715,384

               Diversified Financial          34,970    NCB Holdings Ltd.                                               5,944,900
               Services - 0.5%             2,225,000    RHJ International (b)(d)                                       45,487,551
                                             911,000    RHJ International (b)(e)(j)                                    18,624,341
                                                                                                                -----------------
                                                                                                                       70,056,792

               Electric Utilities - 0.1%     400,000    Chubu Electric Power Co., Inc.                                  9,717,307

               Electronic Equipment &        400,000    Murata Manufacturing Co., Ltd.                                 26,495,390
               Instruments - 0.2%

               Food & Staples                200,000    Ministop Co., Ltd.                                              3,748,853
               Retailing - 0.3%            1,000,000    Seven & I Holdings Co. Ltd.                                    34,954,341
                                                                                                                -----------------
                                                                                                                       38,703,194

               Food Products - 0.1%        1,461,400    Ajinomoto Co., Inc.                                            16,474,033
                                             250,000    House Foods Corp.                                               3,755,407
                                                                                                                -----------------
                                                                                                                       20,229,440

               Gas Utilities - 0.2%        6,372,000    Tokyo Gas Co., Ltd.                                            31,738,891

               Household Durables - 0.0%     175,000    Rinnai Corp.                                                    4,358,369

               Household Products - 0.1%     838,700    Rohto Pharmaceutical Co., Ltd.                                  7,908,046

               Insurance - 1.9%            7,650,600    Aioi Insurance Co., Ltd.                                       59,701,890
                                               5,050    Millea Holdings, Inc.                                          97,968,279
                                           6,725,350    Mitsui Sumitomo Insurance Co., Ltd.                            79,339,560
                                           6,125,000    Nipponkoa Insurance Co., Ltd.                                  50,740,595
                                                                                                                -----------------
                                                                                                                      287,750,324

               Machinery - 0.2%               75,000    Fanuc Ltd.                                                      6,265,566
                                           3,000,000    Kubota Corp.                                                   27,631,406
                                                                                                                -----------------
                                                                                                                       33,896,972

               Media - 0.2%                1,171,000    Toho Co., Ltd.                                                 24,507,755

               Office Electronics - 0.2%     750,000    Canon, Inc.                                                    36,112,203

               Pharmaceuticals - 0.6%        918,800    Shionogi & Co., Ltd.                                           17,463,101
                                             850,000    Takeda Pharmaceutical Co., Ltd.                                54,965,701
                                             994,000    Tanabe Seiyaku Co., Ltd.                                       13,063,975
                                                                                                                -----------------
                                                                                                                       85,492,777

               Real Estate Management          4,121    Marco Polo Investment Holdings Ltd.                            10,509,134
               & Development - 0.2%            2,400    NTT Urban Development Co.                                      18,120,330
                                                                                                                -----------------
                                                                                                                       28,629,464

               Road & Rail - 0.1%              2,750    East Japan Railway Co.                                         20,498,536

               Tobacco - 0.1%                  4,950    Japan Tobacco, Inc.                                            18,989,383

               Trading Companies &         1,600,000    Mitsubishi Corp.                                               32,857,080
               Distributors - 0.2%

               Wireless                       29,000    NTT DoCoMo, Inc.                                               42,320,968
               Telecommunication
               Services - 0.3%

                                                        Total Common Stocks in Japan                                1,247,916,650


Malaysia -     Diversified                 2,500,000    Telekom Malaysia Bhd                                            6,185,919
0.5%           Telecommunication
               Services - 0.0%

               Electric Utilities - 0.1%   8,125,000    Tenaga Nasional Bhd                                            20,326,384

               Food Products - 0.2%        5,600,000    IOI Corp. Bhd                                                  24,956,938

               Independent Power           1,000,000    Malakoff Bhd                                                    2,638,414
               Producers & Energy
               Traders - 0.0%

               Tobacco - 0.1%              1,100,000    British American Tobacco Malaysia Bhd                          12,706,767

               Transportation              3,859,800    PLUS Expressways Bhd                                            2,838,787
               Infrastructure - 0.0%

               Wireless                    4,500,000    Maxis Communications Bhd                                       10,642,515
               Telecommunication
               Services - 0.1%

                                                        Total Common Stocks in Malaysia                                80,295,724


Mexico -       Beverages - 0.1%              200,000    Fomento Economico Mexicano, SA de CV (e)                       17,560,000
0.3%
               Media - 0.2%                1,400,000    Grupo Televisa, SA (e)                                         25,928,000

                                                        Total Common Stocks in Mexico                                  43,488,000


Netherlands -  Diversified Financial       1,092,467    ING Groep NV CVA                                               44,305,970
0.9%           Services - 0.3%

               Food Products - 0.0%          375,000    Koninklijke Wessanen NV CVA                                     5,455,520

               Metals & Mining - 0.1%        314,967    Ispat International NV                                         10,691,699

               Oil, Gas & Consumable         200,000    Royal Dutch Shell Plc (e)                                      14,160,000
               Fuels - 0.5%                1,488,272    Royal Dutch Shell Plc Class B                                  54,768,187
                                                                                                                -----------------
                                                                                                                       68,928,187

                                                        Total Common Stocks in the Netherlands                        129,381,376


New Zealand -  Diversified                 2,000,000    Telecom Corp. of New Zealand Ltd.                               5,031,043
0.0%           Telecommunication
               Services - 0.0%

               Electric Utilities - 0.0%   1,115,000    Contact Energy Ltd.                                             4,853,415

                                                        Total Common Stocks in New Zealand                              9,884,458


Norway -       Oil, Gas & Consumable         915,775    Statoil ASA                                                    27,098,987
0.2%           Fuels - 0.2%
                                                        Total Common Stocks in Norway                                  27,098,987


Singapore -    Commercial Banks - 0.1%     3,000,000    Oversea-Chinese Banking Corp.                                  12,084,496
1.3%
               Diversified                23,199,700    Singapore Telecommunications Ltd.                              38,116,736
               Telecommunication
               Services - 0.3%

               Health Care Providers &     8,500,000    Parkway Holdings Ltd.                                          13,803,603
               Services - 0.1%

               Industrial                  7,999,800    Fraser and Neave Ltd.                                          20,501,898
               Conglomerates - 0.4%        5,000,000    Keppel Corp. Ltd.                                              48,528,292
                                                                                                                -----------------
                                                                                                                       69,030,190

               Real Estate Management      9,500,000    CapitaLand Ltd.                                                24,708,196
               & Development - 0.3%        5,750,000    Keppel Land Ltd.                                               14,298,401
                                                                                                                -----------------
                                                                                                                       39,006,597

               Wireless                   12,000,000    MobileOne Ltd.                                                 15,681,299
               Telecommunication
               Services - 0.1%

                                                        Total Common Stocks in Singapore                              187,722,921


South          Metals & Mining - 0.1%        550,000    Gold Fields Ltd. (e)                                           11,467,500
Africa -
0.1%           Oil, Gas & Consumable         190,000    Sasol Ltd.                                                      6,849,674
               Fuels - 0.0%

                                                        Total Common Stocks in South Africa                            18,317,174


South          Chemicals - 0.1%              608,400    Samsung Fine Chemicals Co., Ltd.                               13,559,611
Korea -
1.7%           Commercial Banks - 0.1%       800,000    Pusan Bank                                                     10,505,389

               Diversified                 2,200,000    KT Corp. (e)                                                   47,454,000
               Telecommunication
               Services - 0.3%

               Electric Utilities - 0.2%     700,000    Korea Electric Power Corp.                                     26,221,618

               Electrical Equipment - 0.1%   342,000    LS Cable Ltd.                                                  12,059,642

               Food Products - 0.2%          206,800    CJ Corp.                                                       20,989,432
                                              23,100    Nong Shim Co., Ltd.                                             5,510,934
                                                                                                                -----------------
                                                                                                                       26,500,366

               Metals & Mining - 0.4%        131,330    POSCO                                                          32,018,301
                                             355,000    POSCO (e)                                                      21,917,700
                                                                                                                -----------------
                                                                                                                       53,936,001

               Multiline Retail - 0.0%       171,000    Lotte Shopping Co. (b)(e)(j)                                    2,934,394

               Textiles, Apparel &           225,000    Cheil Industries, Inc.                                          8,263,576
               Luxury Goods - 0.0%

               Tobacco - 0.2%                650,000    KT&G Corp.                                                     39,175,473

               Wireless                       70,140    SK Telecom Co., Ltd.                                           14,568,159
               Telecommunication
               Services - 0.1%

                                                        Total Common Stocks in South Korea                            255,178,229


Spain - 0.3%   Commercial Banks - 0.2%     1,219,742    Banco Bilbao Vizcaya Argentaria SA                             25,901,286

               Diversified                   186,798    Telefonica SA (e)                                               9,465,055
               Telecommunication
               Services - 0.1%

               Transportation                400,000    Cintra Concesiones de Infraestructuras
               Infrastructure - 0.0%                    de Transporte SA (d)                                            5,079,057

                                                        Total Common Stocks in Spain                                   40,445,398


Sweden - 0.5%  Commercial Banks - 0.2%       955,850    Svenska Handelsbanken Class A                                  24,160,526

               Diversified Financial       1,661,221    Investor AB                                                    30,370,722
               Services - 0.2%

               Diversified                 3,293,920    TeliaSonera AB                                                 18,430,970
               Telecommunication
               Services - 0.1%

                                                        Total Common Stocks in Sweden                                  72,962,218


Switzerland -  Capital Markets - 0.2%        619,789    Credit Suisse Group                                            34,705,365
0.6%
               Food Products - 0.2%           89,800    Nestle SA Registered Shares                                    29,408,251

               Insurance - 0.2%              355,450    Swiss Reinsurance Registered Shares                            25,547,022

                                                        Total Common Stocks in Switzerland                             89,660,638


Taiwan - 0.7%  Commercial Banks - 0.1%     2,670,000    Chinatrust Financial Holding Co.                                2,079,058
                                          11,505,560    SinoPac Financial Holdings Co., Ltd.                            5,603,813
                                           9,335,042    Taishin Financial Holdings Co., Ltd.                            5,131,023
                                                                                                                -----------------
                                                                                                                       12,813,894

               Diversified Financial      10,405,000    Fubon Financial Holding Co. Ltd.                                8,229,190
               Services - 0.1%

               Diversified                 3,500,000    Chunghwa Telecom Co. Ltd.                                       6,444,668
               Telecommunication           2,000,000    Chunghwa Telecom Co. Ltd. (e)                                  37,140,000
               Services - 0.3%                                                                                  -----------------
                                                                                                                       43,584,668

               Electronic Equipment &      8,000,799    Delta Electronics, Inc.                                        21,572,938
               Instruments - 0.1%

               Insurance - 0.1%            6,746,000    Cathay Financial Holding Co., Ltd.                             14,419,812

               Machinery - 0.0%            4,000,000    Yungtay Engineering Co., Ltd.                                   2,070,355

                                                        Total Common Stocks in Taiwan                                 102,690,857


Thailand -     Commercial Banks - 0.2%    16,000,000    Siam Commercial Bank PCL Foreign Shares                        24,312,896
0.7%
               Construction                3,000,000    Siam Cement PCL Foreign Shares                                 17,917,548
               Materials - 0.1%              641,700    Siam City Cement PCL Foreign Shares                             3,662,981
                                                                                                                -----------------
                                                                                                                       21,580,529

               Electronic Equipment &     10,500,000    Hana Microelectronics PCL                                       6,770,613
               Instruments - 0.1%

               Food Products - 0.0%        3,300,000    Thai Union Frozen Products PCL Foreign Shares                   2,093,023

               Household Durables - 0.0%  29,875,000    Land and Houses PCL Foreign Shares                              5,881,838

               Oil, Gas & Consumable       6,250,000    PTT Exploration & Production PCL                               19,324,789
               Fuels - 0.3%                4,500,000    PTT PCL                                                        28,065,539
                                                                                                                -----------------
                                                                                                                       47,390,328

               Transportation              4,950,000    Bangkok Expressway PCL Foreign Shares                           2,747,093
               Infrastructure - 0.0%

                                                        Total Common Stocks in Thailand                               110,776,320


United         Aerospace & Defense - 0.2%  3,621,919    BAE Systems Plc                                                24,158,524
Kingdom -
3.3%           Beverages - 0.1%              200,600    Diageo Plc (e)                                                 14,106,192

               Capital Markets - 0.2%        996,962    KKR Private Equity Investors LP (b)(j)                         23,428,607

               Commercial Banks - 1.2%     3,924,466    Barclays Plc                                                   46,015,023
                                           2,921,856    HBOS Plc                                                       53,161,850
                                           2,759,715    HSBC Holdings Plc                                              50,031,428
                                             845,637    Royal Bank of Scotland Group Plc                               27,503,728
                                                                                                                -----------------
                                                                                                                      176,712,029

               Diversified Financial       3,626,253    Guinness Peat Group Plc                                         5,880,060
               Services - 0.0%

               Food Products - 0.2%          639,900    Cadbury Schweppes Plc (e)                                      25,122,474
                                             756,900    RHM Plc                                                         4,137,089
                                                                                                                -----------------
                                                                                                                       29,259,563

               Insurance - 0.4%            2,768,790    Aviva Plc                                                      37,117,088
                                           2,382,746    Prudential Plc                                                 25,024,171
                                                                                                                -----------------
                                                                                                                       62,141,259

               Media - 0.1%                  500,000    NTL, Inc. (d)                                                  11,425,000

               Oil, Gas & Consumable       2,833,379    BP Plc                                                         34,121,162
               Fuels - 0.2%

               Pharmaceuticals - 0.0%        233,106    GlaxoSmithKline Plc                                             6,445,668

               Specialty Retail - 0.1%     3,423,228    Kesa Electricals Plc                                           19,749,392

               Wireless                   30,596,123    Vodafone Group Plc                                             66,407,754
               Telecommunication           1,178,800    Vodafone Group Plc (e)                                         25,556,384
               Services - 0.6%                                                                                  -----------------
                                                                                                                       91,964,138

                                                        Total Common Stocks in the United Kingdom                     499,391,594


United         Aerospace & Defense - 0.0%      5,400    Boeing Co.                                                        418,068
States -                                      94,000    General Dynamics Corp.                                          6,299,880
24.7%                                                                                                           -----------------
                                                                                                                        6,717,948

               Air Freight &                  55,000    FedEx Corp.                                                     5,759,050
               Logistics - 0.0%

               Airlines - 0.0%                17,400    AMR Corp. (b)                                                     382,800

               Beverages - 0.3%              550,000    The Coca-Cola Co.                                              24,475,000
                                             400,000    Constellation Brands, Inc. Class A (b)                          9,784,000
                                             188,400    Molson Coors Brewing Co. Class B                               13,461,180
                                                                                                                -----------------
                                                                                                                       47,720,180

               Biotechnology - 0.0%           56,200    Amgen, Inc. (b)                                                 3,919,388

               Capital Markets - 0.5%         10,200    Ameriprise Financial, Inc.                                        454,920
                                             451,900    The Bank of New York Co., Inc.                                 15,188,359
                                               3,400    The Bear Stearns Cos., Inc.                                       482,358
                                               3,000    Goldman Sachs Group, Inc.                                         458,250
                                           1,018,000    Knight Capital Group, Inc. Class A (b)                         16,837,720
                                              50,000    Lehman Brothers Holdings, Inc.                                  3,247,500
                                              36,100    Mellon Financial Corp.                                          1,263,500
                                             550,000    Morgan Stanley                                                 36,575,000
                                                                                                                -----------------
                                                                                                                       74,507,607

               Chemicals - 0.1%              250,000    E.I. du Pont de Nemours & Co.                                   9,915,000
                                              90,738    Tronox, Inc. Class B                                            1,193,205
                                                                                                                -----------------
                                                                                                                       11,108,205

               Commercial Banks - 0.4%       400,000    Fifth Third Bancorp                                            15,256,000
                                              63,090    Santander BanCorp                                               1,421,418
                                             229,600    Wachovia Corp.                                                 12,313,448
                                             414,000    Wells Fargo & Co.                                              29,948,760
                                                                                                                -----------------
                                                                                                                       58,939,626

               Commercial Services &          13,100    Waste Management, Inc.                                            450,378
               Supplies - 0.0%

               Communications              3,000,000    3Com Corp. (b)(d)                                              14,220,000
               Equipment - 1.1%            5,000,000    Cisco Systems, Inc. (b)                                        89,250,000
                                             150,000    Comverse Technology, Inc. (b)(d)                                2,907,000
                                             250,000    Corning, Inc. (b)                                               4,767,500
                                             700,000    Extreme Networks, Inc. (b)                                      2,667,000
                                           2,500,000    JDS Uniphase Corp. (b)                                          5,325,000
                                           2,121,800    Motorola, Inc.                                                 48,292,168
                                             250,000    Tellabs, Inc. (b)                                               2,350,000
                                                                                                                -----------------
                                                                                                                      169,778,668

               Computers &                   600,000    Hewlett-Packard Co.                                            19,146,000
               Peripherals - 0.8%            635,000    International Business Machines Corp.                          49,155,350
                                             427,500    Lexmark International, Inc. Class A (b)                        23,106,375
                                              18,000    Seagate Technology                                                417,600
                                           5,000,000    Sun Microsystems, Inc. (b)                                     21,750,000
                                                                                                                -----------------
                                                                                                                      113,575,325

               Construction &                135,200    Chicago Bridge & Iron Co. NV                                    3,279,952
               Engineering - 0.6%          2,196,075    Foster Wheeler Ltd. (b)(p)                                     83,758,301
                                             513,600    Quanta Services, Inc. (b)                                       8,197,056
                                                                                                                -----------------
                                                                                                                       95,235,309

               Containers &                  600,000    Crown Holdings, Inc. (b)                                        9,996,000
               Packaging - 0.1%              630,000    Smurfit-Stone Container Corp. (b)                               6,375,600
                                                                                                                -----------------
                                                                                                                       16,371,600

               Diversified Consumer          690,000    Career Education Corp. (b)                                     19,637,400
               Services - 0.3%             1,481,200    Corinthian Colleges, Inc. (b)                                  19,877,704
                                                                                                                -----------------
                                                                                                                       39,515,104

               Diversified Financial         800,000    Bank of America Corp.                                          41,224,000
               Services - 0.8%                 9,000    CIT Group, Inc.                                                   413,190
                                           1,522,558    Citigroup, Inc.                                                73,554,777
                                             200,000    JPMorgan Chase & Co.                                            9,124,000
                                              16,000    Leucadia National Corp.                                           440,480
                                                                                                                -----------------
                                                                                                                      124,756,447

               Diversified                   912,100    AT&T, Inc.                                                     27,353,879
               Telecommunication             300,100    BellSouth Corp.                                                11,754,917
               Services - 0.8%               399,400    Cincinnati Bell, Inc. (b)                                       1,601,594
                                              46,960    Embarq Corp. (b)                                                2,124,940
                                             715,000    General Communication, Inc. Class A (b)                         8,529,950
                                              70,600    Qwest Communications International, Inc. (b)                      564,094
                                           1,750,000    Verizon Communications, Inc.                                   59,185,000
                                             364,567    Windstream Corp.                                                4,568,025
                                                                                                                -----------------
                                                                                                                      115,682,399

               Electric Utilities - 0.2%     542,100    Mirant Corp. (b)                                               14,403,597
                                             601,600    PPL Corp.                                                      20,466,432
                                                                                                                -----------------
                                                                                                                       34,870,029

               Electrical Equipment - 0.0%     6,600    Rockwell Automation, Inc.                                         409,068

               Energy Equipment &             67,900    Baker Hughes, Inc.                                              5,428,605
               Services - 1.2%               298,300    ENSCO International, Inc.                                      13,787,426
                                             514,000    GlobalSantaFe Corp.                                            28,234,020
                                             400,000    Halliburton Co.                                                13,344,000
                                             599,100    Key Energy Services, Inc. (b)                                   8,836,725
                                             228,400    Maverick Tube Corp. (b)(d)                                     14,569,636
                                             150,000    National Oilwell Varco, Inc. (b)(d)                            10,056,000
                                             200,000    Noble Corp.                                                    14,350,000
                                             360,600    Rowan Cos., Inc.                                               12,213,522
                                             550,000    Schlumberger Ltd.                                              36,767,500
                                             100,000    Tidewater, Inc.                                                 4,771,000
                                             112,200    Transocean, Inc. (b)                                            8,665,206
                                             200,000    Weatherford International Ltd. (b)                              9,368,000
                                                                                                                -----------------
                                                                                                                      180,391,640

               Food & Staples                400,000    CVS Corp.                                                      13,088,000
               Retailing - 0.3%              203,476    SUPERVALU Inc.                                                  5,516,234
                                             470,000    Senomyx, Inc. (b)                                               6,584,700
                                             200,000    Wal-Mart Stores, Inc.                                           8,900,000
                                             200,000    Walgreen Co.                                                    9,356,000
                                                                                                                -----------------
                                                                                                                       43,444,934

               Food Products - 0.2%           13,200    Archer-Daniels-Midland Co.                                        580,800
                                             575,000    ConAgra Foods, Inc.                                            12,362,500
                                             190,000    Ralcorp Holdings, Inc. (b)                                      7,919,200
                                             400,000    Sara Lee Corp.                                                  6,760,000
                                                                                                                -----------------
                                                                                                                       27,622,500

               Health Care Equipment &       296,300    Bausch & Lomb, Inc.                                            14,014,990
               Supplies - 0.2%               250,000    Baxter International, Inc.                                     10,500,000
                                             400,000    Boston Scientific Corp. (b)                                     6,804,000
                                                                                                                -----------------
                                                                                                                       31,318,990

               Health Care Providers &       450,000    Aetna, Inc.                                                    14,170,500
               Services - 0.9%               150,000    AmerisourceBergen Corp.                                         6,450,000
                                               6,500    Cardinal Health, Inc.                                             435,500
                                              74,800    Cigna Corp.                                                     6,825,500
                                             400,000    HCA, Inc.                                                      19,664,000
                                             100,000    Health Management Associates, Inc. Class A                      2,033,000
                                           1,250,000    HealthSouth Corp. (b)                                           4,937,500
                                             250,000    Humana, Inc. (b)                                               13,982,500
                                             250,000    Manor Care, Inc. (d)                                           12,512,500
                                             200,000    Medco Health Solutions, Inc. (b)                               11,866,000
                                             850,000    Tenet Healthcare Corp. (b)                                      5,032,000
                                             175,000    Triad Hospitals, Inc. (b)                                       6,819,750
                                             450,000    UnitedHealth Group, Inc.                                       21,523,500
                                             200,000    WellPoint, Inc. (b)                                            14,900,000
                                                                                                                -----------------
                                                                                                                      141,152,250

               Hotels, Restaurants &          12,100    Darden Restaurants, Inc.                                          408,980
               Leisure - 0.4%              1,250,000    McDonald's Corp.                                               44,237,500
                                             173,000    Panera Bread Co. Class A (b)                                    9,049,630
                                              13,100    Starbucks Corp. (b)                                               448,806
                                             148,400    Wendy's International, Inc.                                     8,927,744
                                                                                                                -----------------
                                                                                                                       63,072,660

               Household Products - 0.1%     210,000    The Procter & Gamble Co.                                       11,802,000

               IT Services - 0.1%             16,500    Accenture Ltd. Class A                                            482,790
                                             200,000    Automatic Data Processing, Inc.                                 8,752,000
                                                                                                                -----------------
                                                                                                                        9,234,790

               Independent Power             600,000    The AES Corp. (b)                                              11,916,000
               Producers & Energy            954,700    Dynegy, Inc. Class A (b)                                        5,374,961
               Traders - 0.2%                215,000    TXU Corp.                                                      13,809,450
                                                                                                                -----------------
                                                                                                                       31,100,411

               Industrial                  4,000,000    General Electric Co.                                          130,760,000
               Conglomerates - 1.5%        1,299,650    McDermott International, Inc. (b)                              59,186,061
                                               5,200    Textron, Inc.                                                     467,532
                                           1,502,379    Tyco International Ltd.                                        39,197,068
                                                                                                                -----------------
                                                                                                                      229,610,661

               Insurance - 2.5%              584,200    ACE Ltd.                                                       30,103,826
                                             350,000    The Allstate Corp.                                             19,887,000
                                           1,900,000    American International Group, Inc.                            115,273,000
                                             219,800    Assurant, Inc.                                                 10,587,766
                                             164,000    Bristol West Holdings, Inc.                                     2,378,000
                                               9,000    Chubb Corp.                                                       453,780
                                             121,800    Darwin Professional Underwriters, Inc. (b)                      2,271,570
                                             872,300    Endurance Specialty Holdings Ltd.                              26,483,028
                                              32,900    Everest Re Group Ltd.                                           3,112,669
                                             140,600    Hartford Financial Services Group, Inc.                        11,928,504
                                             454,230    IPC Holdings, Ltd.                                             13,059,113
                                               8,500    Lincoln National Corp.                                            481,780
                                             226,200    Marsh & McLennan Cos., Inc.                                     6,114,186
                                             668,400    Platinum Underwriters Holdings Ltd.                            18,909,036
                                              70,000    Prudential Financial, Inc.                                      5,504,800
                                             337,000    RenaissanceRe Holdings Ltd.                                    17,459,970
                                             769,700    The St. Paul Travelers Cos., Inc.                              35,252,260
                                              12,200    W.R. Berkley Corp.                                                439,200
                                             750,000    XL Capital Ltd. Class A                                        47,775,000
                                                                                                                -----------------
                                                                                                                      367,474,488

               Internet & Catalog            162,500    Liberty Media Holding Corp. - Interactive (b)                   2,676,375
               Retail - 0.0%

               Internet Software &           500,000    eBay, Inc. (b)                                                 12,035,000
               Services - 0.1%

               Leisure Equipment &           400,000    Mattel, Inc.                                                    7,216,000
               Products - 0.1%

               Life Sciences Tools &         150,000    Waters Corp. (b)                                                6,102,000
               Services - 0.0%

               Machinery - 0.0%                4,600    Cummins, Inc.                                                     538,200

               Media - 0.4%                  250,004    CBS Corp. Class B                                               6,857,610
                                             843,400    Comcast Corp. Class A (b)(d)                                   28,996,092
                                              65,000    Discovery Holding Co. (b)                                         865,800
                                              90,815    Liberty Global, Inc. (b)                                        1,984,308
                                              92,100    Liberty Global, Inc. Series C (b)                               1,950,678
                                              32,500    Liberty Media Holding Corp. - Capital (b)                       2,652,325
                                               8,500    The McGraw-Hill Cos., Inc.                                        478,550
                                             550,000    Time Warner, Inc.                                               9,075,000
                                             160,000    Tribune Co.                                                     4,753,600
                                             250,000    Viacom, Inc. Class B (b)                                        8,712,500
                                              15,200    Walt Disney Co.                                                   451,288
                                                                                                                -----------------
                                                                                                                       66,777,751

               Metals & Mining - 0.7%      1,425,000    Alcoa, Inc.                                                    42,678,750
                                               7,400    Allegheny Technologies, Inc.                                      472,786
                                             300,000    Freeport-McMoRan Copper & Gold, Inc. Class B                   16,368,000
                                             300,000    Inco Ltd. (b)                                                  23,331,000
                                             200,000    Newmont Mining Corp.                                           10,246,000
                                               8,800    Nucor Corp.                                                       467,896
                                              65,000    Southern Copper Corp.                                           6,272,500
                                                                                                                -----------------
                                                                                                                       99,836,932

               Multi-Utilities - 0.0%        221,300    CMS Energy Corp. (b)                                            3,100,413
                                              11,500    PG&E Corp.                                                        479,320
                                                                                                                -----------------
                                                                                                                        3,579,733

               Multiline Retail - 0.0%         7,400    JC Penney Co., Inc.                                               465,904
                                              12,600    Nordstrom, Inc.                                                   432,180
                                               2,900    Sears Holdings Corp. (b)                                          398,025
                                                                                                                -----------------
                                                                                                                        1,296,109

               Oil, Gas & Consumable          79,600    Alon USA Energy, Inc.                                           3,051,068
               Fuels - 4.0%                  370,000    Arch Coal, Inc.                                                14,037,800
                                             731,800    Chevron Corp.                                                  48,137,804
                                             600,000    ConocoPhillips                                                 41,184,000
                                             152,400    Consol Energy, Inc.                                             6,272,784
                                             200,000    Devon Energy Corp.                                             12,928,000
                                           5,043,600    El Paso Corp.                                                  80,697,600
                                           2,250,000    Exxon Mobil Corp.                                             152,415,000
                                             456,000    Foundation Coal Holdings, Inc.                                 17,391,840
                                             265,800    Hess Corp. (d)                                                 14,060,820
                                             336,000    International Coal Group, Inc. (b)                              2,257,920
                                             973,200    Kerr-McGee Corp.                                               68,318,640
                                             494,900    Marathon Oil Corp.                                             44,857,736
                                             300,000    Murphy Oil Corp.                                               15,438,000
                                             172,000    Noble Energy, Inc.                                              8,704,920
                                             298,800    Occidental Petroleum Corp.                                     32,195,700
                                             280,000    Pogo Producing Co.                                             12,395,600
                                             500,000    Rosetta Resources, Inc. (b)                                     9,005,000
                                             236,100    Stone Energy Corp. (b)                                         11,037,675
                                              59,500    Williams Cos., Inc.                                             1,442,875
                                                                                                                -----------------
                                                                                                                      595,830,782

               Paper & Forest                500,000    International Paper Co.                                        17,165,000
               Products - 0.1%

               Personal Products - 0.1%      350,000    Avon Products, Inc.                                            10,146,500

               Pharmaceuticals - 1.9%        445,670    Abbott Laboratories                                            21,289,656
                                             247,900    Andrx Corp. (b)                                                 5,912,415
                                             902,100    Bristol-Myers Squibb Co.                                       21,623,337
                                             310,000    Eli Lilly & Co.                                                17,598,700
                                           1,150,000    Johnson & Johnson                                              71,932,500
                                              39,900    King Pharmaceuticals, Inc. (b)                                    679,098
                                             908,200    Merck & Co., Inc.                                              36,573,214
                                           2,267,700    Pfizer, Inc.                                                   58,937,523
                                             500,000    Schering-Plough Corp.                                          10,220,000
                                             683,000    Valeant Pharmaceuticals International                          11,802,240
                                             130,000    Watson Pharmaceuticals, Inc. (b)(d)                             2,910,700
                                             450,000    Wyeth                                                          21,811,500
                                                                                                                -----------------
                                                                                                                      281,290,883

               Real Estate Investment        200,000    Aames Investment Corp.                                            968,000
               Trusts (REITs) - 0.2%       2,250,000    Friedman Billings Ramsey Group, Inc.
                                                        Class A (d)                                                    20,655,000
                                             146,830    Ventas, Inc.                                                    5,246,236
                                                                                                                -----------------
                                                                                                                       26,869,236

               Road & Rail - 0.8%            950,800    CSX Corp.                                                      57,694,544
                                             400,900    Norfolk Southern Corp.                                         17,407,078
                                             473,500    Union Pacific Corp.                                            40,247,500
                                                                                                                -----------------
                                                                                                                      115,349,122

               Semiconductors &               14,100    Advanced Micro Devices, Inc. (b)                                  273,399
               Semiconductor                 129,900    Agere Systems, Inc. (b)                                         1,891,344
               Equipment - 0.2%              359,200    Cirrus Logic, Inc. (b)                                          2,503,624
                                              15,700    Freescale Semiconductor, Inc. Class B (b)                         447,764
                                             420,000    Genesis Microchip, Inc. (b)                                     5,670,000
                                             921,000    Intel Corp.                                                    16,578,000
                                              27,000    Micron Technology, Inc. (b)                                       420,930
                                              16,000    Nvidia Corp. (b)                                                  354,080
                                                                                                                -----------------
                                                                                                                       28,139,141

               Software - 1.3%               120,000    Borland Software Corp. (b)                                        672,000
                                           2,600,000    CA, Inc. (d)                                                   54,496,000
                                           4,200,000    Microsoft Corp.                                               100,926,000
                                           4,458,400    Novell, Inc. (b)                                               28,935,016
                                           1,095,000    TIBCO Software, Inc. (b)                                        8,716,200
                                                                                                                -----------------
                                                                                                                      193,745,216

               Specialty Retail - 0.0%         8,800    Best Buy Co., Inc.                                                398,992
                                              20,000    Circuit City Stores, Inc.                                         490,000
                                              17,600    Limited Brands                                                    442,816
                                              13,000    Office Depot, Inc. (b)                                            468,650
                                              18,500    Staples, Inc.                                                     399,970
                                                                                                                -----------------
                                                                                                                        2,200,428

               Textiles, Apparel &         1,688,400    Unifi, Inc. (b)                                                 4,795,056
               Luxury Goods - 0.0%

               Thrifts & Mortgage            300,000    Fannie Mae                                                     14,373,000
               Finance - 0.2%                300,000    Washington Mutual, Inc.                                        13,410,000
                                                                                                                -----------------
                                                                                                                       27,783,000

               Tobacco - 0.3%              1,000,000    Alliance One International, Inc.                                3,930,000
                                             424,800    Altria Group, Inc.                                             33,971,256
                                               9,500    Loews Corp. - Carolina Group                                      545,110
                                               4,500    Reynolds American, Inc.                                           570,510
                                                                                                                -----------------
                                                                                                                       39,016,876

               Transportation              1,592,600    Macquarie Infrastructure Co. Trust (p)                         40,850,190
               Infrastructure - 0.3%

               Wireless                      450,000    Alltel Corp. (d)                                               24,826,500
               Telecommunication           2,051,200    Sprint Nextel Corp.                                            40,613,760
               Services - 0.4%                                                                                  -----------------
                                                                                                                       65,440,260

                                                        Total Common Stocks in the United States                    3,704,604,245

                                                        Total Common Stocks
                                                        (Cost - $6,281,451,672) - 56.4%                             8,447,421,982



                                              Shares
Country                                         Held    Mutual Funds
Vietnam - 0.1%                             3,600,000    Vietnam Enterprise Investments Ltd. -
                                                        C Shares (b)                                                    3,466,663
                                           1,272,540    Vietnam Enterprise Investments Ltd. -
                                                        R Shares (b)                                                    3,308,604

                                                        Total Mutual Funds
                                                        (Cost - $5,136,000) - 0.1%                                      6,775,267



                                                        Exchange-Traded Funds
                                           1,399,900    Consumer Staples Select Sector SPDR Fund                       34,395,543
                                           1,401,200    Health Care Select Sector SPDR Fund                            44,656,244
                                             570,700    iShares Dow Jones US Telecommunications
                                                        Sector Index Fund                                              14,946,633
                                             103,400    iShares MSCI South Korea Index Fund (d)                         4,657,136
                                             168,400    Telecom HOLDRs Trust                                            5,232,188
                                           1,913,800    Utilities Select Sector SPDR Fund (d)                          64,762,992

                                                        Total Exchange-Traded Funds
                                                        (Cost - $167,507,046) - 1.1%                                  168,650,736


               Industry                                 Preferred Stocks
Australia -    Commercial Banks - 0.1%       492,000    National Australia Bank Ltd., 7.875% (c)                       21,648,000
0.1%

                                                        Total Preferred Stocks in Australia                            21,648,000


United         Insurance - 0.1%               73,300    IPC Holdings, Ltd., 7.25% (c)                                   1,988,263
States -                                     372,100    Metlife, Inc. Series B, 6.375% (c)                             10,217,866
0.5%                                         340,000    XL Capital Ltd., 6.50% (c)                                      7,225,000
                                                                                                                -----------------
                                                                                                                       19,431,129

               Oil, Gas & Consumable          10,650    El Paso Corp., 4.99% (c)                                       14,456,044
               Fuels - 0.1%

               Thrifts & Mortgage                385    Fannie Mae Series 2004-1, 5.375% (c)                           35,649,606
               Finance - 0.3%

                                                        Total Preferred Stocks in the United States                    69,536,779

                                                        Total Preferred Stocks
                                                        (Cost - $82,986,593) - 0.6%                                    91,184,779



                                                        Warrants (k)
Russia -       Diversified                    47,330    Metromedia International Group, Inc.
0.0%           Telecommunication                        (expires 6/01/2006)                                                    47
               Services - 0.0%

                                                        Total Warrants in Russia                                               47


United         Capital Markets - 0.0%      4,959,499    Deutsche Bank AG (expires 9/15/2006)                            1,111,165
Kingdom -
0.0%

                                                        Total Warrants in the United Kingdom                            1,111,165


United         Diversified                    10,894    AboveNet, Inc. (expires 9/08/2008)                                 98,046
States -       Telecommunication              12,816    AboveNet, Inc. (expires 9/08/2010)                                115,344
0.0%           Services - 0.0%                                                                                  -----------------
                                                                                                                          213,390

               Paper & Forest                 22,750    Mandra Forestry Finance Ltd.
               Products - 0.0%                          (expires 5/15/2013)                                                     0

                                                        Total Warrants in the United States                               213,390

                                                        Total Warrants
                                                        (Cost - $5,935,127) - 0.0%                                      1,324,602



                                                        Fixed Income Securities

                                                Face
Country        Industry                       Amount    Corporate Bonds
Brazil - 0.1%  Commercial          USD     5,500,000    Banco Nacional de Desenvolvimento Economico
               Banks - 0.0%                             e Social, 5.873% due 6/16/2008 (a)                              5,424,650

               Food Products -0.1%        11,000,000    Cosan SA Industria e Comercio,
                                                        9% due 11/01/2009 (j)                                          11,577,500

                                                        Total Corporate Bonds in Brazil                                17,002,150


Canada - 0.1%  Metals &                    1,360,000    Bema Gold Corp., 3.25% due 2/25/2011 (c)                        1,694,506
               Mining - 0.0%

               Wireless                   11,600,000    Rogers Wireless Communications, Inc., 8.454%
               Telecommunication                        due 12/15/2010 (a)                                             11,919,000
               Services - 0.1%     CAD     6,250,000    Rogers Wireless Communications, Inc., 7.625%
                                                        due 12/15/2011                                                  5,877,903
                                                                                                                -----------------
                                                                                                                       17,796,903

                                                        Total Corporate Bonds in Canada                                19,491,409


Chile - 0.3%   Electric            USD    49,287,690    Empresa Electrica del Norte Grande SA,
               Utilities - 0.3%                         5% due 11/05/2017 (r)                                          44,556,072

                                                        Total Corporate Bonds in Chile                                 44,556,072


China -        Industrial                 16,390,000    Beijing Enterprises Investment Ltd.,
0.1%           Conglomerates - 0.1%                     0% due 12/21/2010 (c)(l)                                       17,373,400

                                                        Total Corporate Bonds in China                                 17,373,400


Europe -       Commercial          EUR    30,700,000    European Investment Bank,
0.8%           Banks - 0.8%                             4% due 1/15/2007                                               39,276,811
                                   BRL    27,500,000    European Investment Bank,
                                                        0% due 5/01/2008 (l)                                            9,921,967
                                         104,363,970    European Investment Bank,
                                                        0% due 9/12/2008 (j)(l)                                        35,813,904
                                         127,600,000    European Investment Bank,
                                                        0% due 9/21/2010 (j)(l)                                        33,095,843

                                                        Total Corporate Bonds in Europe                               118,108,525


France -       Commercial          EUR    64,650,000    ERAP, 3.375% due 4/25/2008                                     82,298,581
0.6%           Banks - 0.6%

               Software - 0.0%             1,505,000    Infogrames Entertainment SA Series WW,
                                                        4% due 4/01/2009 (c)                                              742,885

                                                        Total Corporate Bonds in France                                83,041,466


Germany -      Commercial          GBP     7,700,000    KfW - Kreditanstalt fuer Wiederaufbau,
1.4%           Banks - 1.4%                             4.80% due 10/27/2006                                           14,372,806
                                   EUR    39,150,000    KfW - Kreditanstalt fuer Wiederaufbau,
                                                        3.125% due 11/15/2006                                          49,920,559
                                   GBP    11,550,000    KfW - Kreditanstalt fuer Wiederaufbau,
                                                        5.375% due 12/07/2007                                          21,675,917
                                          13,050,000    KfW - Kreditanstalt fuer Wiederaufbau,
                                                        4.50% due 12/07/2008                                           24,082,708
                                   EUR    38,750,000    KfW - Kreditanstalt fuer Wiederaufbau,
                                                        4.25% due 7/04/2014                                            50,454,517
                                   JPY 5,800,000,000    Norddeutsche Landesbank Girozentrale,
                                                        0.45% due 1/19/2009                                            50,112,487

                                                        Total Corporate Bonds in Germany                              210,618,994


Hong Kong -    Industrial          USD    15,000,000    Hutchison Whampoa International Ltd.,
0.2%           Conglomerates - 0.1%                     5.45% due 11/24/2010                                           14,787,105

               Real Estate Management      7,500,000    Hongkong Land CB 2005 Ltd., 2.75%
               & Development - 0.1%                     due 12/21/2012 (c)                                              8,531,250

                                                        Total Corporate Bonds in Hong Kong                             23,318,355


India - 0.6%   Automobiles - 0.3%  USD     8,100,000    Tata Motors Ltd., 1% due 7/31/2008 (c)(j)                      23,085,000
                                          13,690,000    Tata Motors Ltd. Series 2, 1% due 4/27/2011 (c)                15,264,350
                                                                                                                -----------------
                                                                                                                       38,349,350

               Media - 0.2%               27,770,000    Zee Telefilms Ltd, 0.50% due 4/29/2009 (c)                     31,842,526

               Metals &                    5,100,000    Gujarat NRE Coke Ltd., 0% due 4/12/2011 (c)(l)                  4,437,000
               Mining - 0.0%

               Thrifts & Mortgage         13,900,000    Housing Development Finance Corp.,
               Finance - 0.1%                           0% due 9/27/2010 (c)(l)                                        14,754,989

                                                        Total Corporate Bonds in India                                 89,383,865


Japan - 0.4%   Commercial          JPY 1,783,000,000    The Bank of Kyoto Ltd. Series 1, 1.90%
               Banks - 0.2%                             due 9/30/2009 (c)                                              29,249,364
                                         379,000,000    The Mie Bank Ltd., 1% due 10/31/2011 (c)                        4,139,905
                                                                                                                -----------------
                                                                                                                       33,389,269

               Insurance - 0.2%    USD       170,000    AIG SunAmerica Global Financing VII,
                                                        5.85% due 8/01/2008                                               170,664
                                   JPY 2,450,000,000    ASIF II, 1.20% due 3/20/2008                                   21,471,943
                                         735,000,000    ASIF III Jersey Ltd., 0.95% due 7/15/2009                       6,368,054
                                                                                                                -----------------
                                                                                                                       28,010,661

                                                        Total Corporate Bonds in Japan                                 61,399,930


Malaysia -     Diversified         USD    15,900,000    Feringghi Capital Ltd., 0% due 12/22/2009 (c)(l)               16,476,375
0.3%           Financial           MYR    38,600,000    Johor Corp., 1% due 7/31/2009                                  11,609,023
               Services - 0.2%             1,150,000    Johor Corp. Series P2, 1% due 7/31/2009                           345,865
                                                                                                                -----------------
                                                                                                                       28,431,263

               Electric            USD     7,875,000    TNB Capital (L) Ltd., 2.625%
               Utilities - 0.1%                         due 11/20/2007 (c)                                              9,056,250

               Food Products - 0.0%        2,700,000    IOI Investment Bhd, 0% due 9/18/2009 (c)(l)                     4,031,483

               Multi-Utilities - 0.0%      7,300,000    YTL Power Finance Cayman Ltd.,
                                                        0% due 5/09/2010 (c)(l)                                         7,646,750

                                                        Total Corporate Bonds in Malaysia                              49,165,746


Mexico -       Household                   2,500,000    Vitro Envases Norteamerica SA de CV,
0.1%           Durables - 0.1%                          10.75% due 7/23/2011                                            2,612,500
                                          10,920,000    Vitro Envases Norteamerica SA de CV,
                                                        11.03% due 7/23/2011 (j)                                       11,411,400

                                                        Total Corporate Bonds in Mexico                                14,023,900


Netherlands -  Commercial          GBP    17,000,000    Bank Nederlandse Gemeenten, 4.625%
0.4%           Banks - 0.2%                             due 12/07/2006                                                 31,688,432

               Semiconductors &    USD     1,500,000    ASM International NV,
               Semiconductor                            4.25% due 12/06/2011 (c)                                        1,416,750
               Equipment - 0.2%            4,235,000    ASM International NV,
                                                        4.25% due 12/06/2011 (c)(j)                                     4,097,363
                                   EUR    22,850,000    Infineon Technologies Holding BV,
                                                        4.25% due 2/06/2007 (c)                                        29,159,914
                                                                                                                -----------------
                                                                                                                       34,674,027

                                                        Total Corporate Bonds in the Netherlands                       66,362,459


Singapore -    Diversified         SGD     7,250,000    Somerset Global, 0% due 1/12/2009 (c)(l)                        4,656,575
0.1%           Financial
               Services - 0.1%

               Industrial          USD     3,300,000    Noble Group Ltd., 0.90% due 4/20/2009 (c)                       3,386,625
               Conglomerates - 0.0%

                                                        Total Corporate Bonds in Singapore                              8,043,200


South          Wireless                      250,000    LG Telecom Ltd., 8.25% due 7/15/2009                              260,125
Korea -        Telecommunication          15,750,000    LG Telecom Ltd., 8.25% due 7/15/2009 (j)                       16,380,000
0.1%           Services - 0.1%

                                                        Total Corporate Bonds in South Korea                           16,640,125


Sweden -       Diversified         TRY    31,600,790    Svensk Exportkredit AB, 10.50% due 9/29/2015                   14,997,701
0.1%           Financial
               Services - 0.1%

                                                        Total Corporate Bonds in Sweden                                14,997,701


Taiwan -       Capital             USD    43,500,000    UBS AG, Jersey Branch, 0% due 12/01/2010 (l)                   43,880,822
0.4%           Markets - 0.3%

               Construction               15,850,000    Taiwan Cement Corp., 0% due 3/03/2009 (c)(l)                   19,854,265
               Materials - 0.1%

               Insurance - 0.0%            1,000,000    Shin Kong Financial Holding Co. Ltd., 0%
                                                        due 6/17/2009 (c)(l)                                            1,075,000

                                                        Total Corporate Bonds in Taiwan                                64,810,087


United         Commercial          GBP     3,850,000    International Bank for Reconstruction &
Kingdom -      Banks - 0.0%                             Development, 7.125% due 7/30/2007                               7,359,481
0.0%
                                                        Total Corporate Bonds in the United Kingdom                     7,359,481


United         Aerospace &         USD     3,700,000    GenCorp, Inc., 5.75% due 4/15/2007 (c)                          3,857,250
States -       Defense - 0.0%
1.4%
               Airlines - 0.0%             4,941,985    Northwest Airlines, Inc. Series 1999-3-B, 9.485%
                                                        due 10/01/2016 (o)                                              1,087,237

               Biotechnology - 0.0%        3,270,000    Cell Genesys, Inc., 3.125% due 11/01/2011 (c)                   2,493,375
                                           3,520,000    Nabi Biopharmaceuticals, 2.875%
                                                        due 4/15/2025 (c)                                               2,873,200
                                                                                                                -----------------
                                                                                                                        5,366,575

               Communications              5,790,000    Lucent Technologies, Inc., 8%
               Equipment - 0.1%                         due 8/01/2031 (c)                                               5,797,238

               Consumer                      170,000    HSBC Finance Corp., 6.40% due 6/17/2008                           172,741
               Finance - 0.0%

               Containers &                5,904,000    Crown Cork & Seal Co., Inc., 7.50%
               Packaging - 0.0%                         due 12/15/2096                                                  4,649,400

               Diversified Financial         120,000    American Honda Finance Corp., 3.85%
               Services - 0.1%                          due 11/06/2008                                                    115,689
                                   JPY 1,500,000,000    General Electric Capital Corp., 1.40%
                                                        due 11/02/2006                                                 13,141,382
                                   USD     3,805,000    Triad Acquisition Corp. Series B, 11.125%
                                                        due 5/01/2013                                                   3,633,775
                                                                                                                -----------------
                                                                                                                       16,890,846

               Health Care Providers      10,000,000    Tenet Healthcare Corp., 9.25%
               & Services - 0.1%                        due 2/01/2015 (j)                                               9,225,000

               Hotels, Restaurants         4,790,000    Uno Restaurant Corp., 10% due 2/15/2011 (j)                     3,700,275
               & Leisure - 0.0%

               Independent Power   GBP     3,393,000    The AES Corp., 8.375% due 3/01/2011                             6,398,301
               Producers & Energy  USD     7,230,000    Calpine Corp., 8.75% due 7/15/2013 (j)(o)                       6,976,950
               Traders - 0.4%             28,300,000    Calpine Generating Co. LLC, 9.152%
                                                        due 4/01/2009 (a)                                              29,042,875
                                          15,500,000    Calpine Generating Co. LLC, 11.152%
                                                        due 4/01/2010 (a)                                              16,120,000
                                                                                                                -----------------
                                                                                                                       58,538,126

               Insurance - 0.1%            4,945,000    Fortis Insurance NV, 7.75% due 1/26/2008 (c)(j)                 6,290,040

               Oil, Gas & Consumable      11,275,000    McMoRan Exploration Co., 5.25%
               Fuels - 0.2%                             due 10/06/2011                                                 14,136,031
                                           6,425,000    McMoRan Exploration Co., 5.25%
                                                        due 10/06/2011 (c)(j)                                           8,055,344
                                                                                                                -----------------
                                                                                                                       22,191,375

               Paper & Forest             22,750,000    Mandra Forestry, 12% due 5/15/2013 (j)(q)                      18,200,000
               Products - 0.1%

               Semiconductors &    USD    22,400,000    Conexant Systems, Inc., 4% due 2/01/2007 (c)                   21,924,000
               Semiconductor               9,050,000    LSI Logic Corp., 4% due 11/01/2006 (c)                          8,970,813
               Equipment - 0.2%                                                                                 -----------------
                                                                                                                       30,894,813

               Specialty                   1,890,000    General Nutrition Centers, Inc., 8.625%
               Retail - 0.0%                            due 1/15/2011                                                   1,885,275

               Wireless                   14,325,000    Nextel Communications, Inc., 5.25%
               Telecommunication                        due 1/15/2010 (c)                                              14,056,406
               Services - 0.1%

                                                        Total Corporate Bonds in the United States                    202,802,597

                                                        Total Corporate Bonds
                                                        (Cost - $1,056,871,052) - 7.5%                              1,128,499,462




                                                        Floating Rate Loan Interests (i)
Mexico -       Household                   6,583,000    Vitro Envases Norteamerica SA de CV Term
0.1%           Durables - 0.1%                          Loan, 10.08% due 2/24/2010                                      6,714,660

                                                        Total Floating Rate Loan Interests in Mexico                    6,714,660


United         Textiles, Apparel &         7,995,080    Galey & Lord, Inc. Term Loan, 10.17%
States -       Luxury Goods - 0.0%                      due 7/31/2009 (o)                                                 239,852
0.0%

                                                        Total Floating Rate Loan Interests in
                                                        the United States                                                 239,852

                                                        Total Floating Rate Loan Interests
                                                        (Cost - $11,879,143) - 0.1%                                     6,954,512



                                                        Foreign Government Obligations
                                   BRL    13,360,000    Brazilian Government International Bond,
                                                        10.125% due 5/15/2027                                          17,368,000
                                   EUR    23,500,000    Caisse d'Amortissement de la Dette Sociale, 4%
                                                        due 10/25/2014                                                 30,022,996
                                   CAD       350,000    Canadian Government Bond, 4.25%
                                                        due 9/01/2008                                                     310,199
                                          38,600,000    Canadian Government Bond, 4%
                                                        due 9/01/2010                                                  33,909,259
                                             521,000    Canadian Government Bond, 5.25%
                                                        due 6/01/2013                                                     487,520
                                             175,000    Canadian Government Bond Series WL43, 5.75%
                                                        due 6/01/2029                                                     184,383
                                   EUR    51,000,000    Federal State of North Rhine Westphalia Series
                                                        387, 4.25% due 2/16/2007                                       65,367,485
                                   HKD   327,000,000    Hong Kong Government Bond, 4.23%
                                                        due 3/21/2011                                                  41,768,519
                                         804,000,000    Hong Kong Government Bond, 4.57%
                                                        due 6/13/2011                                                 104,042,075
                                   ISK 1,316,000,000    Iceland Rikisbref, 7.25% due 5/17/2013                         16,576,538
                                   JPY 2,075,000,000    Italy Government International Bond, 0.375% due
                                                        10/10/2006                                                     18,137,515
                                   MYR   198,500,000    Malaysia Government Bond, 3.756%
                                                        due 4/28/2011                                                  53,007,451
                                         161,250,000    Malaysia Government Bond Series 386X, 8.60%
                                                        due 12/01/2007                                                 46,711,006
                                   EUR    24,000,000    Netherlands Government Bond, 3.75%
                                                        due 7/15/2014                                                  30,383,502
                                   NZD    21,250,000    New Zealand Government Bond Series 216,
                                                        4.50% due 2/14/2016                                            17,790,240
                                   PLN   123,500,000    Poland Government Bond, 3% due 8/24/2016                       40,083,246
                                   SEK   466,000,000    Sweden Government Bond Series 3101, 4%
                                                        due 12/01/2008                                                 79,644,329
                                   EUR    64,650,000    Unedic, 3.50% due 9/18/2008                                    82,280,018
                                   GBP       260,000    United Kingdom Gilt, 7.25% due 12/07/2007                         501,262
                                              85,000    United Kingdom Gilt, 8% due 6/07/2021                             216,892

                                                        Total Foreign Government Obligations
                                                        (Cost - $669,147,907) - 4.5%                                  678,792,435



                                                        U.S. Government Obligations
United                             USD    68,125,000    Freddie Mac, 5.48% due 5/16/2008                               68,017,703
States -                                 277,738,808    U.S. Treasury Inflation Indexed Bonds,
18.3%                                                   0.875% due 4/15/2010 (d)                                      262,842,842
                                         499,625,388    U.S. Treasury Inflation Indexed Bonds,
                                                        2.375% due 4/15/2011 (d)                                      499,469,505
                                         455,031,236    U.S. Treasury Inflation Indexed Bonds,
                                                        1.875% due 7/15/2015 (d)(h)                                   447,238,910
                                         584,599,796    U.S. Treasury Inflation Indexed Bonds,
                                                        2% due 1/15/2016 (d)                                          550,058,533
                                          60,250,000    U.S. Treasury Notes, 3.625% due 4/30/2007 (d)                  59,579,237
                                          60,500,000    U.S. Treasury Notes, 3.50% due 5/31/2007 (d)                   59,691,781
                                          34,750,000    U.S. Treasury Notes, 4.375% due 12/31/2007 (d)                 34,429,640
                                          34,000,000    U.S. Treasury Notes, 4.875% due 4/30/2008 (d)                  33,924,282
                                          23,250,000    U.S. Treasury Notes, 4% due 6/15/2009 (d)                      22,679,654
                                         269,425,000    U.S. Treasury Notes, 4.875% due 5/31/2011 (d)                 268,898,813
                                         178,500,000    U.S. Treasury Notes, 4.25% due 11/15/2014 (d)                 169,916,649
                                         133,250,000    U.S. Treasury Notes, 4.50% due 11/15/2015 (d)                 128,523,756
                                         140,000,000    U.S. Treasury Notes, 5.125% due 5/15/2016 (d)                 141,454,740

                                                        Total U.S. Government Obligations
                                                        (Cost - $2,745,020,738) - 18.3%                             2,746,726,045


                                                        Structured Notes
Brazil -                           BRL   158,777,387    JPMorgan Chase Bank Structured Notes
1.0%                                                    (NTN - B Linked Notes), 6% due 8/15/2010                       66,200,203
                                         124,746,542    JPMorgan Chase Bank Structured Notes
                                                        (NTN - B Linked Notes), 6% due 8/15/2010                       52,011,477
                                          59,366,894    JPMorgan Chase Bank Structured Notes
                                                        (NTN - B Linked Notes), 6% due 8/17/2010                       24,752,268

                                                        Total Structured Notes in Brazil                              142,963,948


Germany - 0.4%                     USD    65,600,000    Goldman Sachs & Co. (DAX Linked Notes),
                                                        0.01% due 10/19/2007                                           61,476,253

                                                        Total Structured Notes in Germany                              61,476,253



Japan -                                   68,900,000    Goldman Sachs & Co. (TOPIX Linked Notes),
1.6%                                                    0% due 7/30/2007                                               75,271,596
                                          68,900,000    Goldman Sachs & Co. (TOPIX Linked Notes),
                                                        0% due 8/03/2007                                               73,430,382
                                          50,060,000    Goldman Sachs & Co. (TOPIX Linked Notes),
                                                        0% due 2/16/2008                                               45,540,133
                                          51,935,000    Goldman Sachs & Co. (TOPIX Linked Notes),
                                                        Series B, 0% due 1/31/2007                                     52,221,629

                                                        Total Structured Notes in Japan                               246,463,740


United                             USD   146,000,000    Goldman Sachs & Co., 0.001%
States -                                                due 1/28/2008                                                 140,958,766
2.0%                                     148,543,000    Morgan Stanley, 0.001% due 6/04/2007                          153,727,151

                                                        Total Structured Notes in the United States                   294,685,917

                                                        Total Structured Notes
                                                        (Cost - $743,891,610) - 5.0%                                  745,589,858

                                                        Total Fixed Income Securities
                                                        (Cost - $5,226,810,450) - 35.4%                             5,306,562,312


                                          Beneficial
               Industry                     Interest    Other Interests (f)
United         Diversified         USD    19,750,000    AboveNet, Inc., (Litigation Trust Certificates)                         0
States -       Telecommunication
0.0%           Services - 0.0%

                                                        Total Other Interests
                                                        (Cost - $0) - 0.0%                                                      0



                                                Face
                                              Amount    Short-Term Securities
Europe -       Time                EUR    81,834,364    Euro Time Deposit, 2.83% due 8/11/2006                        104,432,516
4.2%           Deposits - 4.2%            82,309,069    Euro Time Deposit, 2.86% due 8/18/2006                        105,038,309
                                          82,303,649    Euro Time Deposit, 2.85% due 8/25/2006                        105,031,392
                                          82,339,769    Euro Time Deposit, 2.88% due 9/01/2006                        105,077,486
                                          82,398,671    Euro Time Deposit, 2.96% due 9/08/2006                        105,152,654
                                          82,389,273    Euro Time Deposit, 2.985% due 9/15/2006                       105,140,661

                                                        Total Short-Term Securities in Europe                         629,873,018


Singapore -    Time                SGD    89,507,362    Singapore Time Deposit, 3.62% due 8/04/2006                    56,779,600
0.4%           Deposits - 0.4%
                                                        Total Short-Term Securities in Singapore                       56,779,600


Switzerland -  Time CHF                   41,746,070    Swiss Franc Time Deposit, 1.30%
0.6%           Deposits - 0.6%                          due 8/11/2006                                                  33,902,684
                                          74,612,374    Swiss Franc Time Deposit, 1.34%
                                                        due 8/25/2006                                                  60,593,961

                                                        Total Short-Term Securities in Switzerland                     94,496,645


                                          Beneficial
                                            Interest
United                             USD    62,326,033    Merrill Lynch Liquidity Series, LLC Cash Sweep
States -                                                Series I, 5.07% (g)(m)                                         62,326,033
12.8%                                  1,856,124,392    Merrill Lynch Liquidity Series, LLC Money
                                                        Market Series, 5.33% (g)(m)(n)                              1,856,124,392

                                                        Total Short-Term Securities in
                                                        the United States                                           1,918,450,425

                                                        Total Short-Term Securities
                                                        (Cost - $2,691,675,670) - 18.0%                             2,699,599,688


                                           Number of
                                           Contracts    Options Purchased
               Put Options Purchased             520    S&P 500 Index Option, expiring September 2006
                                                        at USD 1,250                                                      748,800
                                                 400    S&P 500 Index Option, expiring September 2006
                                                        at USD 1,260                                                      660,000

                                                        Total Options Purchased
                                                        (Premiums Paid - $2,170,648) - 0.0%                             1,408,800

                                                        Total Investments
                                                        (Cost - $14,463,673,206) - 111.6%                          16,722,928,166


                                           Number of
                                           Contracts    Options Written
               Call Options Written            9,350    3Com Corp., expiring January 2007 at USD 5                      (514,250)
                                               2,275    Andrx Corp., expiring January 2007 at USD 20                  (1,046,500)
                                               3,700    Arch Coal, Inc., expiring January 2007
                                                        at USD 37.5                                                   (2,331,000)
                                                 669    Bausch & Lomb, Inc., expiring October 2006
                                                        at USD 45                                                       (327,810)
                                               1,484    Bausch & Lomb, Inc., expiring January 2007
                                                        at USD 50                                                       (578,760)
                                                 810    Bausch & Lomb, Inc., expiring January 2008
                                                        at USD 45                                                       (899,100)
                                               2,263    CA, Inc., expiring January 2007 at USD 30                        (22,630)
                                               1,562    CBS Corp. Class B, expiring January 2007
                                                        at USD 27.5                                                     (288,970)
                                               1,750    Career Education Corp., expiring January 2007
                                                        at USD 25                                                     (1,015,000)
                                               1,750    Career Education Corp., expiring January 2007
                                                        at USD 30                                                       (498,750)
                                               3,400    Career Education Corp., expiring January 2007
                                                        at USD 35                                                       (374,000)
                                               1,352    Chicago Bridge & Iron Co. NV, expiring January 2007
                                                        at USD 25                                                       (344,760)
                                               3,592    Cirrus Logic, Inc., expiring January 2007
                                                        at USD 5                                                        (844,120)
                                               3,619    Cisco Systems, Inc., expiring January 2007
                                                        at USD 17.5                                                     (651,420)
                                               4,000    Cisco Systems, Inc., expiring January 2007
                                                        at USD 22.5                                                     (100,000)
                                              14,812    Corinthian Colleges, Inc., expiring January 2007
                                                        at USD 12.5                                                   (3,036,460)
                                               7,000    Extreme Networks, Inc., expiring January 2007
                                                        at USD 5                                                        (105,000)
                                               2,500    eBay, Inc., expiring January 2008 at USD 20                   (1,875,000)
                                               2,500    eBay, Inc., expiring January 2008 at USD 25                   (1,275,000)
                                               1,000    Fannie Mae, expiring January 2007 at USD 50                     (290,000)
                                               1,560    Foundation Coal Holdings, Inc., expiring December 2006
                                                        at USD 50                                                       (210,600)
                                               5,122    Kerr-McGee Corp., expiring January 2007
                                                        at USD 50                                                    (10,704,980)
                                              10,180    Knight Capital Group, Inc. Class A, expiring
                                                        January 2007 at USD 7.5                                       (9,263,800)
                                               4,275    Lexmark International, Inc. Class A, expiring
                                                        January 2007 at USD 50                                        (3,548,250)
                                               4,000    Mattel, Inc., expiring January 2007 at USD 15                 (1,440,000)
                                                 739    McDermott International, Inc., expiring January 2007
                                                        at USD 15                                                     (3,469,605)
                                               2,000    McDermott International, Inc., expiring January 2007
                                                        at USD 23.333                                                 (6,960,000)
                                               2,000    McDermott International, Inc., expiring January 2007
                                                        at USD 26.666                                                 (6,060,000)
                                               1,050    McDermott International, Inc., expiring January 2007
                                                        at USD 36.666                                                 (1,827,000)
                                              12,500    McDonald's Corp., expiring January 2007
                                                        at USD 35                                                     (3,250,000)
                                                 904    Molson Coors Brewing Co. Class B, expiring
                                                        January 2007 at USD 60                                        (1,202,320)
                                              12,594    Motorola, Inc., expiring January 2007 at
                                                        USD 22.5                                                      (2,644,740)
                                               6,536    Motorola, Inc., expiring January 2008 at USD 20               (3,594,800)
                                               1,500    Murphy Oil Corp., expiring January 2007
                                                        at USD 50                                                       (870,000)
                                               3,525    Norfolk Southern Corp., expiring January 2007
                                                        at USD 40                                                     (2,150,250)
                                               4,454    Novell, Inc., expiring January 2007 at USD 5                    (846,260)
                                              40,130    Novell, Inc., expiring January 2007 at USD 7.5                (2,006,500)
                                               1,000    Panera Bread Co. Class A, expiring August 2006
                                                        at USD 65                                                         (5,000)
                                                 730    Panera Bread Co. Class A, expiring January 2008
                                                        at USD 55                                                       (678,900)
                                               5,000    Pfizer, Inc., expiring January 2007 at USD 25                 (1,100,000)
                                               2,800    Pogo Producing Co., expiring January 2007
                                                        at USD 50                                                       (490,000)
                                               2,206    Quanta Services, Inc., expiring January 2007
                                                        at USD 10                                                     (1,411,840)
                                               2,930    Quanta Services, Inc., expiring January 2007
                                                        at USD 12.5                                                   (1,259,900)
                                               7,873    Sprint Nextel Corp., expiring January 2008
                                                        at USD 22.5                                                   (1,653,330)
                                               3,000    Suncor Energy, Inc., expiring January 2007
                                                        at USD 50                                                     (9,900,000)
                                              10,950    TIBCO Software, Inc., expiring January 2007
                                                        at USD 7.5                                                    (1,368,750)
                                               2,500    Tellabs, Inc., expiring January 2007 at USD 12.5                (112,500)
                                               5,000    Tenet Healthcare Corp., expiring January 2007
                                                        at USD 7.5                                                      (150,000)
                                               2,500    Tyco International Ltd., expiring January 2007
                                                        at USD 25                                                       (637,500)
                                               6,830    Valeant Pharmaceuticals International, expiring
                                                        January 2007 at USD 15                                        (2,253,900)
                                               3,472    Vodafone Group Plc, expiring January 2007
                                                        at USD 20                                                       (989,520)
                                               1,484    Wendy's International, Inc., expiring January 2007
                                                        at USD 45                                                     (2,418,920)
                                                                                                                -----------------
                                                                                                                    (100,897,695)

               Put Options Written               300    S&P 500 Index Option, expiring September 2006
                                                        at USD 1,120                                                    (180,000)
                                                 320    S&P 500 Index Option, expiring September 2006
                                                        at USD 1,175                                                    (128,000)
                                                 200    S&P 500 Index Option, expiring September 2006
                                                        at USD 1,210                                                    (140,000)
                                                 100    S&P 500 Index Option, expiring September 2006
                                                        at USD 1,225                                                     (93,000)
                                                                                                                -----------------
                                                                                                                        (541,000)

                                                        Total Options Written
                                                        (Premiums Received - $72,457,878) - (0.7%)                  (101,438,695)

                                                        Total Investments, Net of Options Written
                                                        (Cost - $14,391,215,328*) - 110.9%                         16,621,489,471
                                                        Liabilities in Excess of Other Assets - (10.9%)           (1,637,082,433)
                                                                                                                -----------------
                                                        Net Assets - 100.0%                                     $  14,984,407,038
                                                                                                                =================


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                           $       14,421,296,693
                                             ======================
    Gross unrealized appreciation            $        2,518,644,451
    Gross unrealized depreciation                     (318,451,673)
                                             ----------------------
    Net unrealized appreciation              $        2,200,192,778
                                             ======================


(a) Floating rate note.

(b) Non-income producing security.

(c) Convertible security.

(d) Security, or a portion of security, is on loan.

(e) Depositary receipts.

(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(g) Represents the current yield as of July 31, 2006.

(h) All or a portion of security held as collateral in connection with open financial futures contracts.

(i) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally
    (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l) Represents a zero coupon bond.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                 $ (2,221,366,246)   $ 42,098,131
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                 $   1,655,602,592   $    774,922


(n) Security was purchased with the cash proceeds from securities loans.

(o) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(p) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                                                                         Interest/
                                              Net            Purchase        Sales           Realized     Dividend
    Affiliate                               Activity           Cost           Cost            Gains        Income
    Foster Wheeler Ltd.*                   (1,152,804)   $ 40,923,289   $  33,096,582   $  60,932,826        ++
    Foster Wheeler LLC,
    10.359% due 9/15/2011 (Series A)*   $ (55,593,750)              -   $  56,343,474   $   6,966,175   $  2,737,690
    Macquarie Infrastructure Co. Trust         121,900   $  3,886,328   $     494,840   $      36,668   $  2,179,350

       ++ Non-income producing security.

        * No longer an affiliate as of July 31, 2006.

(q) Issued with warrants.

(r) Represents a step bond.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown are as a percent of net assets.

o   Financial futures contracts purchased as of July 31, 2006 were as follows:


    Number of                                           Expiration        Face          Unrealized
    Contracts          Issue             Exchange          Date          Value         Appreciation
        145      Dax Index 25 Euro    Euronext Paris  September 2006   $  25,249,539   $    1,137,312
      2,608       DJ Euro Stoxx 50    Euronext Paris  September 2006     114,988,172        7,988,309
        376        FTSE 100 Index         LIFFE       September 2006      38,847,405        2,683,887
        129       S&P TSE 60 Index       Montreal     September 2006      14,311,930          966,053
                                                                                       --------------
        Total Unrealized Appreciation - Net                                            $   12,775,561
                                                                                       ==============


o   Financial futures contracts sold as of July 31, 2006 were as follows:

                                                                                        Unrealized
    Number of                                           Expiration        Face         Appreciation
    Contracts          Issue             Exchange          Date          Value        (Depreciation)
        256        Japan 10-Year
                  Government Bond         Tokyo       September 2006  $  295,312,134   $       17,862
      1,480        S&P 500 Index         Chicago      September 2006     462,662,630     (11,603,370)
        634         Topix Index           Tokyo       September 2006      88,352,207        1,342,376
                                                                                       --------------
    Total Unrealized Depreciation - Net                                                $ (10,243,132)
                                                                                       ==============


o   Swaps outstanding as of July 31, 2006 were as follows:


                                                Notional        Unrealized
                                                 Amount        Depreciation

    Bought credit default protection on
    United Mexican States and pay 1.12%

    Broker, Credit Suisse First Boston
    Expires May 2010                         $   6,450,000    $   (155,097)


o Forward foreign exchange contracts sold as of July 31, 2006 were as follows:

                                  Settlement           Unrealized
    Foreign Currency                 Date             Depreciation

    GBP       23,810,000         August 2006       $    (625,173)
    INR    1,981,637,200         August 2006            (315,357)
                                                   --------------
    Total Unrealized Depreciation on
    Forward Foreign Exchange Contracts - Net
    (USD Commitment - $86,055,891)                 $    (940,530)
                                                   ==============


o   Currency Abbreviations:


    BRL    Brazilian Real            JPY     Japanese Yen
    CAD    Canadian Dollar           MYR     Malaysian Ringgit
    CHF    Swiss Franc               NZD     New Zealand Dollar
    EUR    Euro                      PLN     Polish Zloty
    GBP    British Pound             SEK     Swedish Krona
    HKD    Hong Kong Dollar          SGD     Singapore Dollar
    INR    Indian Rupee              TRY     Turkish Lira
    ISK    Icelandic Krona           USD     U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Allocation Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date:  September 20, 2006